CONSOLIDATED AND COMBINED CONDENSED STATEMENTS OF EQUITY (Parenthetical) - USD ($) $ in Thousands	3 Months Ended
	Sep. 30, 2022	Jul. 01, 2022	Apr. 01, 2022	Oct. 01, 2021	Jul. 02, 2021	Apr. 02, 2021
Statement of Stockholders' Equity [Abstract]
Dividends on common stock (in dollars per share)		$ 0.05
Other comprehensive income (loss), tax (expense) benefit	$ 4,760	$ 594	$ 579	$ 0	$ 0	$ 1,491